SCHEDULE 1 - CONDENSED STATEMENTS of CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash Flows from Operating Activities:
Net income	$ 210,839	¥ 1,371,783	¥ 1,116,398	¥ 275,339
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	12,600	81,979	17,223
Changes in operating assets and liabilities
Prepaid expenses and other assets	(91,567)	(595,763)	(220,040)	(44,512)
Accrued expenses and other current liabilities	104,382	679,142	297,817	87,611
Net cash provided by operating activities	417,520	2,716,513	2,113,435	861,277
Cash Flows from Investing Activities:
Purchase of held-to-maturity investments	(144,969)	(943,212)	(238,917)	(110,000)
Redemption of held-to-maturity investments	158,504	1,031,273	170,000	80,817
Purchase of available-for-sale investments	(459,367)	(2,988,777)	(1,238,500)
Net cash used in investing activities	(57,574)	(374,597)	(1,421,663)	(282,589)
Cash Flows from Financing Activities:
Cash contribution from owner				62
Proceeds from initial public offering, net of offering cost				441,600
Proceeds from concurrent private placement, net of offering cost				58,256
Payments of initial public offering cost			(21,824)
Dividends paid to shareholders	(93,023)	(605,238)
Net cash provided by /(used in) financing activities	(130,558)	(849,450)	135,298	749,918
Effect of foreign exchange rate changes	(2,476)	(16,109)	29,356	101
Cash and cash equivalents, beginning of year		968,225	846,120
Cash and cash equivalents, end of year	285,443	1,857,175	968,225	846,120
YIRENDAI LTD
Cash Flows from Operating Activities:
Net income	210,839	1,371,783	1,116,398	275,339
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(225,048)	(1,464,230)	(1,145,645)	(275,340)
Share-based compensation	12,600	81,979	17,223
Dividends received	82,997	540,000
Changes in operating assets and liabilities
Prepaid expenses and other assets	53	348	(690)
Accrued expenses and other current liabilities	1,675	10,900	(2,592)	6,469
Net cash provided by operating activities	83,116	540,780	(15,306)	6,468
Cash Flows from Investing Activities:
Amounts due from subsidiaries	(1,770)	(11,523)	6,479	(75,429)
Purchase of held-to-maturity investments	(50)	(326)	(34,021)
Redemption of held-to-maturity investments	5,279	34,347
Purchase of available-for-sale investments	(5,405)	(35,164)
Net cash used in investing activities	(1,946)	(12,666)	(27,542)	(75,429)
Cash Flows from Financing Activities:
Cash contribution from owner				62
Proceeds from initial public offering, net of offering cost				441,600
Proceeds from concurrent private placement, net of offering cost				58,256
Payments of initial public offering cost			(21,824)
Dividends paid to shareholders	(93,023)	(605,238)
Net cash provided by /(used in) financing activities	(93,023)	(605,238)	(21,824)	499,918
Effect of foreign exchange rate changes	(2,638)	(17,163)	28,542	(322)
Net increase/(decrease) in cash and cash equivalents	(14,491)	(94,287)	(36,130)	430,635
Cash and cash equivalents, beginning of year	60,634	394,505	430,635
Cash and cash equivalents, end of year	$ 46,143	¥ 300,218	¥ 394,505	¥ 430,635